Distribution Date:	10/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016 C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27	Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	28		-
Supplemental Notes	29		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61691GAN0	1.968000%	36,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691GAP5	3.297000%	6,800,000.00	6,049,660.68	4,740,649.99	16,621.45	461,269.21	0.00	5,218,540.65	1,309,010.69	31.47%	30.00%
A-SB	61691GAQ3	3.514000%	58,600,000.00	58,600,000.00	0.00	171,600.33	0.00	0.00	171,600.33	58,600,000.00	31.47%	30.00%
A-3	61691GAR1	3.459000%	190,000,000.00	190,000,000.00	0.00	547,675.00	0.00	0.00	547,675.00	190,000,000.00	31.47%	30.00%
A-4	61691GAS9	3.720000%	342,567,000.00	342,567,000.00	0.00	1,061,957.70	0.00	0.00	1,061,957.70	342,567,000.00	31.47%	30.00%
A-S	61691GAV2	3.994000%	65,754,000.00	65,754,000.00	0.00	218,851.23	0.00	0.00	218,851.23	65,754,000.00	23.87%	22.75%
B	61691GAW0	4.095000%	44,214,000.00	44,214,000.00	0.00	150,880.27	0.00	0.00	150,880.27	44,214,000.00	18.75%	17.88%
C	61691GAX8	4.285044%	43,080,000.00	43,080,000.00	0.00	153,833.07	0.00	0.00	153,833.07	43,080,000.00	13.77%	13.13%
D	61691GAC4	3.396000%	48,749,000.00	48,749,000.00	0.00	137,959.67	0.00	0.00	137,959.67	48,749,000.00	8.13%	7.75%
E	61691GAE0	4.285044%	23,807,000.00	23,807,000.00	0.00	85,011.69	0.00	0.00	85,011.69	23,807,000.00	5.38%	5.13%
F	61691GAG5	4.285044%	10,203,000.00	10,203,000.00	0.00	36,433.58	0.00	0.00	36,433.58	10,203,000.00	4.20%	4.00%
G*	61691GAJ9	4.285044%	36,278,869.00	36,278,869.00	0.00	127,760.28	0.00	0.00	127,760.28	36,278,869.00	0.00%	0.00%
R	61691GAL4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,952,869.01	869,302,529.68	4,740,649.99	2,708,584.27	461,269.21	0.00	7,910,503.47	864,561,879.69

Notional Certificates
X-A	61691GAT7	0.672577%	634,867,000.00	597,216,660.68	0.00	334,728.39	243,908.87	0.00	578,637.26	592,476,010.69
X-B	61691GAU4	0.250435%	109,968,000.00	109,968,000.00	0.00	22,949.89	0.00	0.00	22,949.89	109,968,000.00
X-D	61691GAA8	0.889044%	48,749,000.00	48,749,000.00	0.00	36,116.66	0.00	0.00	36,116.66	48,749,000.00
Notional SubTotal			793,584,000.00	755,933,660.68	0.00	393,794.94	243,908.87	0.00	637,703.81	751,193,010.69

Deal Distribution Total					4,740,649.99	3,102,379.21	705,178.08	0.00	8,548,207.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691GAP5	889.65598235	697.15441029	2.44433088	0.00000000	0.00000000	67.83370735	0.00000000	767.43244853	192.50157206
A-SB	61691GAQ3	1,000.00000000	0.00000000	2.92833328	0.00000000	0.00000000	0.00000000	0.00000000	2.92833328	1,000.00000000
A-3	61691GAR1	1,000.00000000	0.00000000	2.88250000	0.00000000	0.00000000	0.00000000	0.00000000	2.88250000	1,000.00000000
A-4	61691GAS9	1,000.00000000	0.00000000	3.10000000	0.00000000	0.00000000	0.00000000	0.00000000	3.10000000	1,000.00000000
A-S	61691GAV2	1,000.00000000	0.00000000	3.32833333	0.00000000	0.00000000	0.00000000	0.00000000	3.32833333	1,000.00000000
B	61691GAW0	1,000.00000000	0.00000000	3.41249989	0.00000000	0.00000000	0.00000000	0.00000000	3.41249989	1,000.00000000
C	61691GAX8	1,000.00000000	0.00000000	3.57086978	0.00000000	0.00000000	0.00000000	0.00000000	3.57086978	1,000.00000000
D	61691GAC4	1,000.00000000	0.00000000	2.83000000	0.00000000	0.00000000	0.00000000	0.00000000	2.83000000	1,000.00000000
E	61691GAE0	1,000.00000000	0.00000000	3.57086949	0.00000000	0.00000000	0.00000000	0.00000000	3.57086949	1,000.00000000
F	61691GAG5	1,000.00000000	0.00000000	3.57086935	0.00000000	0.00000000	0.00000000	0.00000000	3.57086935	1,000.00000000
G	61691GAJ9	1,000.00000000	0.00000000	3.52161695	0.04925264	3.12403703	0.00000000	0.00000000	3.52161695	1,000.00000000
R	61691GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691GAT7	940.69570584	0.00000000	0.52724175	0.00000000	0.00000000	0.38418892	0.00000000	0.91143068	933.22855132
X-B	61691GAU4	1,000.00000000	0.00000000	0.20869608	0.00000000	0.00000000	0.00000000	0.00000000	0.20869608	1,000.00000000
X-D	61691GAA8	1,000.00000000	0.00000000	0.74086976	0.00000000	0.00000000	0.00000000	0.00000000	0.74086976	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	16,621.44	0.00	16,621.44	0.00	0.00	0.00	16,621.45	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	171,600.33	0.00	171,600.33	0.00	0.00	0.00	171,600.33	0.00
A-3	09/01/21 - 09/30/21	30	0.00	547,675.00	0.00	547,675.00	0.00	0.00	0.00	547,675.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,061,957.70	0.00	1,061,957.70	0.00	0.00	0.00	1,061,957.70	0.00
X-A	09/01/21 - 09/30/21	30	0.00	334,728.40	0.00	334,728.40	0.00	0.00	0.00	334,728.39	0.00
X-B	09/01/21 - 09/30/21	30	0.00	22,949.89	0.00	22,949.89	0.00	0.00	0.00	22,949.89	0.00
A-S	09/01/21 - 09/30/21	30	0.00	218,851.23	0.00	218,851.23	0.00	0.00	0.00	218,851.23	0.00
B	09/01/21 - 09/30/21	30	0.00	150,880.27	0.00	150,880.27	0.00	0.00	0.00	150,880.27	0.00
C	09/01/21 - 09/30/21	30	0.00	153,833.07	0.00	153,833.07	0.00	0.00	0.00	153,833.07	0.00
X-D	09/01/21 - 09/30/21	30	0.00	36,116.66	0.00	36,116.66	0.00	0.00	0.00	36,116.66	0.00
D	09/01/21 - 09/30/21	30	0.00	137,959.67	0.00	137,959.67	0.00	0.00	0.00	137,959.67	0.00
E	09/01/21 - 09/30/21	30	0.00	85,011.69	0.00	85,011.69	0.00	0.00	0.00	85,011.69	0.00
F	09/01/21 - 09/30/21	30	0.00	36,433.58	0.00	36,433.58	0.00	0.00	0.00	36,433.58	0.00
G	09/01/21 - 09/30/21	30	111,152.79	129,547.11	0.00	129,547.11	1,786.83	0.00	0.00	127,760.28	113,336.53
Totals			111,152.79	3,104,166.04	0.00	3,104,166.04	1,786.83	0.00	0.00	3,102,379.21	113,336.53

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	8,548,207.28
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,117,836.55	Master Servicing Fee	6,860.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,505.65
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.21
ARD Interest	0.00	Operating Advisor Fee	1,254.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	398.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,117,836.55	Total Fees	13,670.45

Principal		Expenses/Reimbursements
Scheduled Principal	765,922.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	3,974,727.03	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,786.83
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,740,649.99	Total Expenses/Reimbursements	1,786.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	705,178.08	Interest Distribution	3,102,379.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,740,649.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	705,178.08
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	705,178.08	Total Payments to Certificateholders and Others	8,548,207.28
Total Funds Collected	8,563,664.62	Total Funds Distributed	8,563,664.56

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	869,302,529.83	869,302,529.83	Beginning Certificate Balance	869,302,529.68
(-) Scheduled Principal Collections	765,922.96	765,922.96	(-) Principal Distributions	4,740,649.99
(-) Unscheduled Principal Collections	3,974,727.03	3,974,727.03	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	864,561,879.84	864,561,879.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	869,302,529.87	869,302,529.87	Ending Certificate Balance	864,561,879.69
Ending Actual Collateral Balance	864,578,506.29	864,578,506.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	12,676,196.42	1.47%	59	4.8132	NAP	Defeased	3	12,676,196.42	1.47%	59	4.8132	NAP
	5,000,000 or Less	16	59,506,165.70	6.88%	61	4.5997	1.855573	1.30 or Less	15	198,581,789.59	22.97%	59	4.6197	0.847632
5,000,001 - 10,000,000		12	89,974,542.26	10.41%	56	4.5328	1.846806	1.31 - 1.40	5	90,797,495.96	10.50%	61	4.4438	1.365825
10,000,001 - 15,000,000		4	51,073,609.44	5.91%	60	4.3997	1.315772	1.41 - 1.50	4	72,979,717.44	8.44%	62	4.7556	1.467874
15,000,001 - 25,000,000		10	209,297,105.31	24.21%	62	4.7456	1.503401	1.51 - 1.60	2	44,968,313.29	5.20%	61	4.5595	1.548234
25,000,001 - 50,000,000		8	282,034,260.71	32.62%	61	4.2367	2.108767	1.61 - 1.70	5	34,565,006.04	4.00%	61	4.5699	1.665104
	50,000,001 or Greater	3	160,000,000.00	18.51%	61	3.5260	3.409704	1.71 - 1.80	4	59,890,395.06	6.93%	61	4.5479	1.753216
	Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333	1.81 - 2.50	6	29,530,331.64	3.42%	60	4.5200	2.122400
								2.51 - 3.00	3	65,522,634.40	7.58%	61	3.8742	2.664632
								3.01 or Greater	9	255,050,000.00	29.50%	61	3.7950	3.645682
								Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	12,676,196.42	1.47%	59	4.8132	NAP	Washington	3	14,202,687.30	1.64%	59	4.1710	0.751100
Alabama	1	7,904,661.35	0.91%	61	4.4510	1.490100	Totals	76	864,561,879.84	100.00%	61	4.3023	2.105333
Arizona	1	2,682,946.01	0.31%	63	4.6800	1.294900
									Property Type³
California	11	159,279,036.09	18.42%	62	4.2720	2.370324
Colorado	1	6,438,868.33	0.74%	61	4.7300	1.662700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	56,638,007.34	6.55%	54	5.1823	1.243748		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	57,843,175.00	6.69%	61	3.7835	2.592697	Defeased	5	12,676,196.42	1.47%	59	4.8132	NAP
Hawaii	2	63,000,000.00	7.29%	61	4.1995	2.145400	Industrial	7	95,802,318.30	11.08%	61	4.4486	2.682605
Illinois	4	21,133,993.72	2.44%	63	4.7776	1.336261	Lodging	3	85,511,884.91	9.89%	61	4.6761	1.742506
Maryland	2	48,164,384.85	5.57%	62	4.7336	1.426777	Mixed Use	3	49,259,493.08	5.70%	62	4.8237	1.422233
Massachusetts	1	19,000,000.00	2.20%	61	4.5200	3.051200	Mobile Home Park	1	7,272,224.76	0.84%	61	4.5180	2.827200
Michigan	4	21,375,740.99	2.47%	60	4.3578	1.582648	Multi-Family	14	91,269,956.43	10.56%	60	4.3042	1.299244
Minnesota	1	17,486,550.72	2.02%	62	4.5600	1.294000	Office	4	143,214,476.61	16.56%	61	4.0211	2.810276
Missouri	1	5,016,622.02	0.58%	63	4.6800	1.295000	Other	1	6,813,040.54	0.79%	1	4.7900	1.194200
New Mexico	1	4,544,188.22	0.53%	63	4.6800	1.295000	Retail	35	353,392,288.78	40.88%	61	4.1916	2.022170
New York	3	75,709,303.53	8.76%	61	3.8876	3.283788	Self Storage	3	19,350,000.00	2.24%	62	4.1033	3.013273
North Carolina	1	3,380,000.00	0.39%	62	4.5300	2.127600	Totals	76	864,561,879.84	100.00%	61	4.3023	2.105333
Ohio	4	37,166,770.29	4.30%	60	4.7849	1.727669
Oklahoma	2	9,730,154.94	1.13%	59	3.9600	1.205500
Pennsylvania	3	35,897,036.32	4.15%	61	4.3671	1.988852
South Carolina	2	8,773,150.16	1.01%	62	4.9495	1.408551
Tennessee	4	82,502,968.86	9.54%	61	4.3622	1.500885
Texas	5	26,224,233.91	3.03%	62	4.4600	1.224328
Utah	1	6,575,023.25	0.76%	62	4.8300	1.360800
Virginia	4	61,216,180.21	7.08%	61	3.2091	3.672972

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	12,676,196.42	1.47%	59	4.8132	NAP	Defeased	3	12,676,196.42	1.47%	59	4.8132	NAP
	4.5000 or Less	24	509,266,447.28	58.90%	61	3.9472	2.492330	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001 - 5.0000	24	303,868,286.76	35.15%	60	4.7088	1.640122	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001 - 5.5000	4	16,239,064.47	1.88%	62	5.0620	1.062474	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 or Greater	1	22,511,884.91	2.60%	62	6.0100	0.615000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333	49 months or greater	53	851,885,683.42	98.53%	61	4.2947	2.111480
								Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	12,676,196.42	1.47%	59	4.8132	NAP	Defeased	3	12,676,196.42	1.47%	59	4.8132	NAP
	60 Months or Less	8	75,360,062.52	8.72%	54	4.3164	1.430662	Interest Only	9	282,250,000.00	32.65%	61	3.7998	3.136358
	61 - 120 Months	45	776,525,620.90	89.82%	61	4.2925	2.177552	180 Months or Less	1	2,475,758.76	0.29%	61	5.1400	0.674200
	121 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	181 - 300 Months	14	193,811,366.32	22.42%	59	4.3957	1.367750
	Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333	301 Months or Greater	29	373,348,558.34	43.18%	61	4.6107	1.732290
								Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	36,201,574.71	4.19%	61	4.1926	4.112852				None
	Totals	56	864,561,879.84	100.00%	61	4.3023	2.105333

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306931008	LO	Honolulu	HI	Actual/360	4.199%	110,236.88	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	10/01/21
1A	306931009	LO	Honolulu	HI	Actual/360	4.199%	110,236.88	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	10/01/21
2	453011433	OF	Atlanta	GA	Actual/360	3.732%	171,050.00	0.00	0.00	N/A	11/05/26	--	55,000,000.00	55,000,000.00	10/05/21
3	453011434	RT	Memphis	TN	Actual/360	4.146%	162,439.41	0.00	0.00	N/A	11/01/26	--	47,015,747.08	47,015,747.08	10/01/21
3A	453011460	RT	Memphis	TN	Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	10/01/21
4	300801560	OF	Palo Alto	CA	Actual/360	3.840%	169,600.00	0.00	0.00	N/A	12/01/26	--	53,000,000.00	53,000,000.00	10/01/21
5	300801515	RT	Woodbridge	VA	Actual/360	2.988%	129,489.23	0.00	0.00	N/A	11/01/26	--	52,000,000.00	52,000,000.00	10/01/21
6	300801551	IN	Various	Various	Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	10/01/21
7	1648062	RT	Big Flats	NY	Actual/360	3.650%	122,579.17	0.00	0.00	N/A	11/01/26	--	40,300,000.00	40,300,000.00	10/01/21
8	695100730	MU	Sebastopol	CA	Actual/360	4.765%	142,640.53	53,316.41	0.00	N/A	12/06/26	--	35,922,062.97	35,868,746.56	10/06/21
9	307101009	RT	Spring Hill	TN	Actual/360	4.730%	110,557.89	39,563.75	0.00	N/A	11/01/26	--	28,048,513.28	28,008,949.53	10/01/21
10	300801521	MF	Rialto	CA	Actual/360	4.269%	90,317.52	46,506.27	0.00	N/A	11/06/26	--	25,387,323.81	25,340,817.54	10/06/21
11	307101011	OF	Westlake	OH	Actual/360	4.716%	94,394.89	59,009.26	0.00	N/A	11/01/26	--	24,019,056.97	23,960,047.71	10/01/21
12	695100729	IN	Gaithersburg	MD	Actual/360	4.786%	97,248.96	36,063.09	0.00	N/A	12/06/26	--	24,383,358.14	24,347,295.05	10/06/21
13	1648130	RT	Lanham	MD	Actual/360	4.680%	93,018.29	33,753.62	0.00	N/A	12/01/26	--	23,850,843.42	23,817,089.80	10/01/21
14	695100719	RT	Various	Various	Actual/360	4.680%	88,042.59	38,827.64	0.00	N/A	01/06/27	--	22,575,022.67	22,536,195.03	10/06/21
15	1648012	LO	Tampa	FL	Actual/360	6.010%	112,903.00	31,143.46	0.00	N/A	12/01/26	--	22,543,028.37	22,511,884.91	10/01/21
16	300801543	RT	Lancaster	PA	Actual/360	4.381%	76,827.61	35,591.21	0.00	N/A	11/01/26	--	21,043,856.79	21,008,265.58	10/01/21
17	695100722	RT	Various	Various	Actual/360	4.680%	73,072.59	32,225.71	0.00	N/A	01/06/27	--	18,736,560.30	18,704,334.59	10/06/21
18	307101018	IN	Norton	MA	Actual/360	4.520%	71,566.67	0.00	0.00	N/A	11/01/26	--	19,000,000.00	19,000,000.00	10/01/21
19	1648136	RT	Roseville	MN	Actual/360	4.560%	66,545.04	25,301.15	0.00	N/A	12/01/26	--	17,511,851.87	17,486,550.72	10/01/21
20	1647947	RT	Livonia	MI	Actual/360	4.163%	55,351.56	29,848.95	0.00	N/A	10/01/26	--	15,955,290.87	15,925,441.92	10/01/21
21	300801509	MF	Seattle	WA	Actual/360	4.171%	49,448.38	23,650.53	0.00	N/A	09/01/26	--	14,226,337.83	14,202,687.30	10/01/21
22	307101022	RT	New Port Richey	FL	Actual/360	4.470%	48,775.38	20,522.74	0.00	N/A	11/01/26	--	13,094,060.53	13,073,537.79	10/01/21
23	307101023	MF	Galveston	TX	Actual/360	4.220%	44,177.70	19,423.83	0.00	N/A	10/01/26	--	12,562,379.28	12,542,955.45	10/01/21
24	695100728	OF	Laguna Hills	CA	Actual/360	4.807%	45,159.08	18,901.72	0.00	N/A	12/06/26	--	11,273,330.62	11,254,428.90	10/06/21
25	1647852	MF	Stillwater	OK	Actual/360	3.960%	32,171.89	18,902.66	0.00	N/A	09/01/26	--	9,749,057.60	9,730,154.94	10/01/21
26	695100727	IN	Indianapolis	IN	Actual/360	4.765%	35,936.20	15,273.88	0.00	N/A	09/06/26	--	9,050,038.85	9,034,764.97	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	307101027	RT	Various	Various	Actual/360	4.780%	37,443.33	0.00	0.00	N/A	12/01/26	--	9,400,000.00	9,400,000.00	10/01/21
28	307101028	MU	Elmhurst	IL	Actual/360	4.920%	35,289.72	12,053.21	0.00	N/A	12/01/26	--	8,607,249.57	8,595,196.36	10/01/21
29	300801557	SS	San Carlos	CA	Actual/360	4.024%	29,341.67	0.00	0.00	N/A	12/01/26	--	8,750,000.00	8,750,000.00	10/01/21
30	307101030	MF	State College	PA	Actual/360	4.520%	29,421.66	12,985.85	0.00	N/A	10/01/26	--	7,811,060.12	7,798,074.27	10/01/21
31	300801545	RT	Guntersville	AL	Actual/360	4.451%	29,365.88	12,447.69	0.00	N/A	11/01/26	--	7,917,109.04	7,904,661.35	10/01/21
32	695100713	MH	LaBelle	FL	Actual/360	4.518%	27,423.88	11,673.29	0.00	N/A	11/06/26	--	7,283,898.05	7,272,224.76	09/06/21
33	307101033	98	Lutz	FL	Actual/360	4.790%	27,241.45	11,539.07	0.00	N/A	11/01/21	--	6,824,579.61	6,813,040.54	10/01/21
34	307101034	IN	West Valley City	UT	Actual/360	4.830%	26,508.76	11,002.96	0.00	N/A	12/01/26	--	6,586,026.21	6,575,023.25	10/01/21
35	307101035	RT	Aurora	CO	Actual/360	4.730%	25,423.26	11,007.72	0.00	N/A	11/01/26	--	6,449,876.05	6,438,868.33	10/01/21
36	307101036	RT	Various	FL	Actual/360	5.020%	17,216.15	6,673.03	0.00	N/A	12/01/26	--	4,115,414.10	4,108,741.07	10/01/21
37	307101037	Various Various		FL	Actual/360	5.020%	7,522.37	2,915.70	0.00	N/A	10/01/26	--	1,798,176.17	1,795,260.47	10/01/21
38	300801550	SS	Oakland	CA	Actual/360	4.298%	20,057.33	0.00	0.00	N/A	12/01/26	--	5,600,000.00	5,600,000.00	10/01/21
39	307101039	MF	Columbus	OH	Actual/360	4.840%	20,590.08	7,678.85	0.00	N/A	07/01/26	--	5,104,977.31	5,097,298.46	10/01/21
40	307101040	RT	Elyria	OH	Actual/360	5.030%	20,400.40	7,879.07	0.00	N/A	12/01/26	--	4,866,893.55	4,859,014.48	10/01/21
41	300801559	RT	Bakersfield	CA	Actual/360	4.807%	19,235.94	7,543.58	0.00	N/A	12/01/26	--	4,801,983.05	4,794,439.47	10/01/21
42	300801558	SS	San Carlos	CA	Actual/360	4.024%	16,766.67	0.00	0.00	N/A	12/01/26	--	5,000,000.00	5,000,000.00	10/01/21
43	307101043	MU	Columbia	SC	Actual/360	5.090%	20,369.74	6,747.03	0.00	N/A	12/01/26	--	4,802,297.19	4,795,550.16	10/01/21
44	300801533	MF	Hawthorne	CA	Actual/360	4.269%	14,320.62	7,373.96	0.00	N/A	11/06/26	--	4,025,377.66	4,018,003.70	10/06/21
45	300801540	MF	Hampton	VA	Actual/360	4.597%	15,253.09	3,981,663.68	0.00	N/A	11/01/26	--	3,981,663.68	0.00	10/01/21
47	300801520	MF	North Hills	CA	Actual/360	4.269%	13,669.68	7,038.79	0.00	N/A	11/06/26	--	3,842,405.50	3,835,366.71	10/06/21
48	300801547	MF	Newport News	VA	Actual/360	4.681%	14,211.46	6,229.65	0.00	N/A	12/01/26	--	3,643,184.86	3,636,955.21	10/01/21
49	307101049	MF	Columbus	OH	Actual/360	4.840%	13,129.74	4,896.60	0.00	N/A	07/01/26	--	3,255,306.24	3,250,409.64	10/01/21
50	307101050	IN	Charlotte	NC	Actual/360	4.530%	12,759.50	0.00	0.00	N/A	12/01/26	--	3,380,000.00	3,380,000.00	10/01/21
51	307101051	RT	Alma	MI	Actual/360	4.750%	11,803.10	7,295.83	0.00	N/A	11/01/26	--	2,981,836.14	2,974,540.31	10/01/21
52	307101052	RT	Various	MI	Actual/360	5.140%	10,670.75	15,467.21	0.00	N/A	11/01/26	--	2,491,225.97	2,475,758.76	10/01/21
53	307101053	RT	Sanford	FL	Actual/360	4.780%	11,405.87	4,821.30	0.00	N/A	12/01/26	--	2,863,399.57	2,858,578.27	10/01/21
54	300801556	RT	Manassas	VA	Actual/360	3.902%	9,755.00	0.00	0.00	N/A	12/01/26	--	3,000,000.00	3,000,000.00	10/01/21
55	300801526	MF	Glendale	CA	Actual/360	4.269%	6,476.82	3,335.05	0.00	N/A	11/06/26	--	1,820,568.26	1,817,233.21	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
56	300801544	SS	Tucson	AZ	Actual/360	4.848%	7,468.85	2,554.99	0.00	N/A	11/01/26	--	1,848,725.97	1,846,170.98 10/01/21
Totals							3,117,836.55	4,740,649.99	0.00				869,302,529.83	864,561,879.84
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	(5,699,277.52)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,719,943.00	9,969,931.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,216,730.00	7,046,722.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,242,242.78	4,092,157.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	36,932,274.66	17,724,580.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	24,682,169.26	12,321,019.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,509,781.39	2,599,242.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	593.25	0.00
8	3,000,905.85	1,769,717.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,554,926.00	1,623,211.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,013,004.16	377,686.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,932,786.48	5,192,145.00	03/01/20	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,265,065.57	1,282,423.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,412,135.56	1,144,836.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,971,476.10	985,737.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	969,513.59	1,259,067.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,929,939.88	1,138,877.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,636,427.43	818,214.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,866,537.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,830,732.00	1,157,555.50	12/01/19	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,731,575.45	981,574.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	964,416.00	341,613.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,501,221.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	759,379.68	459,284.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,612,755.44	744,429.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	785,885.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	692,400.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	903,946.62	437,690.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,101,889.25	557,981.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	788,017.62	464,815.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	763,478.78	404,588.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	991,009.48	337,414.38	01/01/21	03/31/21	--	0.00	0.00	39,066.82	39,066.82	0.00	0.00
33	555,766.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	687,747.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	869,166.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	401,051.92	108,654.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	620,065.79	303,852.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	766,017.74	418,389.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	564,382.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	541,215.95	233,508.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	740,920.00	353,551.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	427,765.00	423,180.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	558,700.28	144,454.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	455,081.78	237,558.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	462,814.20	212,704.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	491,878.16	250,698.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	698,293.90	325,234.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	344,691.44	179,047.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	289,262.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	251,498.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	266,126.10	110,620.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	554,148.03	276,034.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	215,983.16	49,443.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	155,100,378.48	73,160,172.66				0.00	0.00	39,066.82	39,066.82	593.25	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
45	300801540	3,974,727.03	Payoff w/ yield maintenance	0.00	705,178.08
Totals		3,974,727.03		0.00	705,178.08
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,974,727.03	4.302254%	4.283370%	61
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,900,454.16	4.303915%	4.285044%	62
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304938%	4.286047%	63
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305218%	4.286324%	64
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305524%	4.286626%	65
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305821%	4.272192%	66
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.306260%	4.272837%	67
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.306534%	4.273118%	68
02/18/21	2	50,853,875.31	0	0.00	0	0.00	0	0.00	0	0.00	2	50,853,875.31	0	0.00	0	0.00	4.306887%	4.273482%	69
01/15/21	1	9,894,897.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.307141%	4.273722%	70
12/17/20	3	60,936,477.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.307393%	4.273961%	71
11/18/20	3	61,045,408.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.307670%	4.274223%	72
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
32	695100713 09/06/21		0	B	39,066.82	39,066.82	0.00	7,283,898.05
Totals					39,066.82	39,066.82	0.00	7,283,898.05

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		6,813,041	6,813,041		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		79,377,047	79,377,047		0	0
> 60 Months		778,371,792	778,371,792		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	864,561,880	864,561,880	0	0	0	0
Sep-21	869,302,530	869,302,530	0	0	0	0
Aug-21	873,913,140	873,913,140	0	0	0	0
Jul-21	874,620,464	874,620,464	0	0	0	0
Jun-21	875,384,856	875,384,856	0	0	0	0
May-21	875,972,860	875,972,860	0	0	0	0
Apr-21	875,981,590	875,981,590	0	0	0	0
Mar-21	876,677,213	876,677,213	0	0	0	0
Feb-21	877,550,904	826,697,029	50,853,875	0	0	0
Jan-21	878,325,627	868,430,730	9,894,897	0	0	0
Dec-20	879,097,297	818,160,819	60,936,477	0	0	0
Nov-20	879,932,345	818,886,937	61,045,408	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	453011434	47,015,747.08	4.14600%	46,702,921.13 4.14600%		10	12/31/20	05/01/20	03/11/21
3A	453011460	4,701,574.71	4.14600%	4,670,292.12 4.14600%		10	12/31/20	05/01/20	03/11/21
15	1648012	22,991,510.66	6.01000%	22,991,510.66 6.01000%		10	06/01/20	06/01/20	06/11/20
Totals		74,708,832.45		74,364,723.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,624.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,786.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,786.83

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29